As filed with the Securities and Exchange Commission on June 15, 2026.
No. 333-147622
No. 811-22148

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 594	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 595	☒

Invesco Actively Managed Exchange-Traded Fund Trust
(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (800) 983-0903
Adam Henkel, Esquire
3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

With Copies to:
Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700 Washington, DC 20006

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☒	on July 15, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 594 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating July 15, 2026 as the new effective date for Post-Effective Amendment No. 593 to the Trust’s Registration Statement, which was filed on April 2, 2026 pursuant to Rule 485(a) under the Securities Act. This Amendment relates solely to Invesco Mid-Cap Integrated Strategies ETF, a series of the Trust.
This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 593 to the Trust’s Registration Statement, which was filed on April 2, 2026.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 15th day of June, 2026.
Invesco Actively Managed Exchange-Traded Fund Trust
By:	/s/ Brian Hartigan
Brian Hartigan
Title:	President and Trustee
Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
/s/ Brian Hartigan	President and Trustee	June 15, 2026
Brian Hartigan
/s/ Kelli Gallegos	Treasurer	June 15, 2026
Kelli Gallegos
/s/ Adam Henkel	Secretary	June 15, 2026
Adam Henkel
*/s/ Ronn R. Bagge	Vice Chairman and Trustee	June 15, 2026
Ronn R. Bagge
*/s/ Todd J. Barre	Trustee	June 15, 2026
Todd J. Barre
*/s/ Victoria J. Herget	Trustee	June 15, 2026
Victoria J. Herget
*/s/ Marc M. Kole	Trustee	June 15, 2026
Marc M. Kole
*/s/ Yung Bong Lim	Trustee	June 15, 2026
Yung Bong Lim
*/s/ Joanne Pace	Trustee	June 15, 2026
Joanne Pace
*/s/ Gary R. Wicker	Trustee	June 15, 2026
Gary R. Wicker
*/s/ Donald H. Wilson	Chairman and Trustee	June 15, 2026
Donald H. Wilson
*By: /s/ Adam Henkel		June 15, 2026
Adam Henkel
Attorney-In-Fact
*
Adam Henkel signs this Registration Statement pursuant to powers of attorney filed with Post-Effective Amendment No. 587 to the Trust's Registration Statement and incorporated by reference herein.